Debt - Future Maturities of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Abstract]
2014	$ 0
2015	250
2016	0
2017	500
2018	0
Thereafter	850
Total principal	1,600
Unamortized discount	(10)	(5)
Total	$ 1,590	$ 1,620	[1]

[1]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.